Segment Information (Tables)	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Summary of Five Prime Contracts Representing Over Fifty Percent of Revenue

The following five prime contracts represented over 50% of our revenue for the past three years.

		Fiscal Years Ended September 30,
Government Agency	Contract	2014	2013	2012
DoD – Defense Information Analysis Center	Weapons System Information Analysis Center for the Defense Technical and Information Center (IDIQ contract vehicle)	25.7%	27.6%	17.1%
DoD – U.S. Navy	Seaport-E Multiple Award Contract for the Naval Sea Systems Command (IDIQ contract vehicle)	21.4%	20.7%	20.1%
DoD – U.S. Air Force	Technical and Analytical Support for the U.S. Air Force	8.5%	8.4%	9.9%
DoD – U.S. Navy	Naval Sea Systems Command Surface Ships Life Cycle Program Management and Engineering Support	6.7%	7.2%	5.8%
DoD – Defense Information Analysis Center	Software, Networks, Information, Modeling and Simulation – Defense Technical and Information Center (IDIQ contract vehicle)	6.1%	1.8%	0.2%